Huntington U.S. Treasury Money Market Fund | Summary, Huntington Funds

THE HUNTINGTON FUNDS

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

SUPPLEMENT DATED JANUARY 6, 2012 TO THE PROSPECTUS DATED MAY 2, 2011 (CLASS A SHARES AND TRUST SHARES)

NOTICE OF CHANGES TO THE HUNTINGTON U.S. TREASURY MONEY MARKET FUND

AS OF THE DATE OF THIS SUPPLEMENT, PLEASE REPLACE THE “PRINCIPAL INVESTMENT STRATEGY” SECTION ON PAGE 15 WITH THE FOLLOWING:

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810695
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 6, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 6, 2012
Prospectus Date	rr_ProspectusDate	May 2, 2011
Huntington U.S. Treasury Money Market Fund | Summary, Huntington Funds
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf810695_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

SUPPLEMENT DATED JANUARY 6, 2012 TO THE PROSPECTUS DATED MAY 2, 2011 (CLASS A SHARES AND TRUST SHARES)

NOTICE OF CHANGES TO THE HUNTINGTON U.S. TREASURY MONEY MARKET FUND

AS OF THE DATE OF THIS SUPPLEMENT, PLEASE REPLACE THE “PRINCIPAL INVESTMENT STRATEGY” SECTION ON PAGE 15 WITH THE FOLLOWING:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government.